SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accrued interest - related party	$ 3,620,514	$ 3,128,768
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related party	303,321	296,154
Accrued expenses - related party	4,407,098	3,958,264
Accrued interest - related party	3,620,514	3,128,768
Total accounts payable and accrued expenses - related party	$ 8,330,933	$ 7,383,186